Note 8 - Other Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Intermediated Money Transaction Tax			$ 213	$ 165
Solar expenses			202
COVID-19 Donations			1,048
Impairment of property, plant and equipment			59	144
Other expenses	$ 1,314	$ 220	$ 1,522	$ 309